Note 39 Depreciation and amortization (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Depreciation [Line Items]
Depreciation and amortisation expense	€ 749	€ 759
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	466	483
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	298	308
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	166	173
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	2	2
Intangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 283	€ 276